MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
LETTER TO THE SHAREHOLDERS July 31, 2000

Two World Trade Center, New York, New York 10048



DEAR SHAREHOLDER:

During the 12-month period ended July 31, 2000, the U.S. equity markets reached new heights amid episodes of increased volatility. Strong global economic growth, rising crude oil prices and a tight labor market fueled concerns about inflation. The Federal Reserve Board raised the federal funds rate by a total of 150 basis points (1.50 percent) during the period, negatively affecting expectations for earnings growth and the profitability of old-economy stocks. However, new-economy issues shrugged off the higher rates until April, when a correction in the Nasdaq refocused investors on such traditional valuation measures as earnings, cash flow and financial flexibility. Toward the end of the period, investors were favoring health care and consumer staples issues along with energy and utility stocks over those in the technology sector.

Biotechnology stocks benefited from improving fundamentals and strong investor interest, posting a return of 136.11 percent for the period as measured by the AMEX Biotechnology Index. Pharmaceutical and health-care services and medical-device stocks also outperformed the broad market over the fiscal year. Investors rotating out of technology stocks have moved back to defensive stocks like pharmaceuticals, reflecting concerns about a slowing economy coupled with more reasonable valuations.


PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended July 31, 2000, Morgan Stanley Dean Witter Health Sciences Trust's Class B shares returned 57.16 percent compared to 8.97 percent for the Standard & Poor's 500 Index (S&P 500). For the same period, the Fund's Class A, C and D shares returned 58.44 percent, 57.04 percent and 58.74 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
LETTER TO THE SHAREHOLDERS July 31, 2000, continued

The Fund continues to invest in all aspects of the health-care market, focusing on companies the Fund's management believes have solid demand for their products and services, strong new product cycles and experienced management. As of July 31, 2000, approximately 32 percent of the Fund's assets were allocated to pharmaceutical companies (major pharmaceuticals, generic drug companies and other pharmaceutical companies), 30 percent to biotechnology, 10 percent to medical device and supply companies, 22 percent to various other health-care-related areas and the remainder to cash equivalents. Foreign stocks and American Depositary Receipts (ADRs) represented 12 percent of the Fund's net assets. Significant holdings in the Fund's portfolio included Genentech, MedImmune, Amgen, Pfizer and Forest Labs. We continue to favor product companies (pharmaceuticals and biotechnology) over service companies (HMOs).


LOOKING AHEAD

We are optimistic about the Fund's long-term prospects. We believe that demographic trends will continue to drive demand for health-care-related products and services worldwide. In addition, we anticipate that new product introductions in health care will continue to drive revenue and earnings growth, especially for pharmaceutical, biotechnology and medical-device companies. Biotechnology companies, which have languished for years, now seem to be in a particularly strong new product cycle that may drive their stocks yet higher.

In the very near term, concerns about the federal government creating a Medicare prescription drug benefit may continue to adversely affect the performance of pharmaceutical stocks. In the interim, the companies the Fund owns are likely to continue to experience robust demand and earnings growth. While earnings growth is expected to remain strong, the stock performance of pharmaceutical companies is likely to lag until economic growth decelerates and Washington makes its policy intentions clearer.

We appreciate your ongoing support of Morgan Stanley Dean Witter Health Sciences Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ C. Fiumefreddo                              /s/ Mitchell M. Merin
-------------------------                       ---------------------------
CHARLES A. FIUMEFREDDO                          MITCHELL M. MERIN
Chairman of the Board                           President

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FUND PERFORMANCE July 31, 2000



               GROWTH OF $10,000 CLASS B


      Date                 Total                 S&P 500
========================================================
October 30, 1992          10,000                  10,000
   July 31, 1993           9,220                  10,932
   July 31, 1994           9,320                  11,496
   July 31, 1995          12,880                  14,489
   July 31, 1996          16,079                  16,881
   July 31, 1997          17,293                  25,670
   July 31, 1998          18,906                  30,618
   July 31, 1999          20,630                  36,806
   July 31, 2000          32,423(3)               40,108
========================================================

========================================================
          ----  Fund         ----  S&P 500(4)
========================================================


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                       CLASS A SHARES*
--------------------------------------------------------------
PERIOD ENDED 7/31/00
--------------------------
1 Year                             58.44%(1)        50.12%(2)
From Inception (7/28/97)           24.33%(1)        22.12%(2)


                       CLASS B SHARES**
---------------------------------------------------------------
PERIOD ENDED 7/31/00
---------------------------
1 Year                              57.16%(1)        52.16%(2)
5 Years                             20.28%(1)        20.09%(2)
From Inception (10/30/92)           16.39%(1)        16.39%(2)


                       CLASS C SHARES+
--------------------------------------------------------------
PERIOD ENDED 7/31/00
--------------------------
1 Year                             57.04%(1)        56.04%(2)
From Inception (7/28/97)           23.42%(1)        23.42%(2)


              CLASS D SHARES++
----------------------------------------------
PERIOD ENDED 7/31/00
--------------------------
1 Year                             58.74%(1)
From Inception (7/28/97)           24.58%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on July 31, 2000.
(4) The Standard and Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
  *   The maximum front-end sales charge for Class A is 5.25%.
 ** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
  + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 ++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS July 31, 2000




NUMBER OF
 SHARES                                                            VALUE
---------                                                      ------------
                    COMMON STOCKS (93.4%)
                    Biotechnology (29.8%)
 20,000             Abgenix, Inc.* .........................   $  1,002,500
 65,000             Alkermes, Inc.* ........................      2,153,125
275,000             Amgen Inc.* ............................     17,857,812
 95,000             Applied Molecular Evolution* ...........      2,505,625
 13,700             Celgene Corp.* .........................        711,544
 34,000             CellTech Group PLC
                    (United Kingdom) .......................      1,249,500
108,300             Charles River Laboratories
                    International, Inc.* ...................      3,269,306
 95,000             COR Therapeutics, Inc.* ................      7,647,500
 60,000             CV Therapeutics, Inc.* .................      3,487,500
 52,800             deCode GENETICS, Inc.* .................      1,356,300
 60,000             DUSA Pharmaceuticals, Inc.* ............      1,672,500
 30,000             Enzon, Inc.* ...........................      1,342,500
120,000             Exelixis, Inc.* ........................      4,672,500
 85,000             GelTex Pharmaceuticals, Inc.* ..........      2,465,000
190,000             Genentech, Inc.* .......................     28,903,750
 60,000             Genzyme Transgenics Corp.* .............      1,803,750
 92,500             IDEC Pharmaceuticals Corp.* ............     11,360,156
 20,700             Illumina, Inc.* ........................        724,500
 70,000             Immunex Corp.* .........................      3,548,125
 90,000             Immunomedics, Inc.* ....................      1,541,250
 80,000             Intermune Pharmaceuticals, Inc.* .......      3,300,000
 55,000             Invitrogen Corp.* ......................      3,451,250
465,000             MedImmune, Inc.* .......................     27,667,500
 45,000             Millennium Pharmaceuticals, Inc.*             4,331,250
145,000             NPS Pharmaceuticals, Inc.* .............      4,096,250
130,000             OSI Pharameceuticals Inc. ..............      4,363,125
200,000             QLT PhotoTherapeutics Inc. * ...........     13,175,000
 51,000             Transgenomic, Inc.* ....................        969,000
 42,500             Variagenics, Inc.* .....................        860,625
200,000             XOMA Ltd.* .............................      1,225,000
                                                               ------------
                                                                162,713,743
                                                               ------------
                    Diversified Commercial Services (1.6%)
320,000             Dendrite International, Inc.* ..........      8,675,000
                                                               ------------
                    Generic Drugs (1.2%)
 70,000             Ivax Corp.* ............................      3,447,500
145,000             Mylan Laboratories, Inc. ...............      3,081,250
                                                               ------------
                                                                  6,528,750
                                                               ------------
                    Hospital/Nursing
                    Management (4.2%)
200,000             HCA-The Healthcare Corp. ...............      6,800,000
250,000             Health Management Associates,
                    Inc. (Class A)* ........................      3,921,875


NUMBER OF
 SHARES                                                            VALUE
---------                                                      ------------
 85,000             Tenet Healthcare Corp.* ................   $  2,587,187
140,000             Universal Health Services, Inc.
                    (Class B)* .............................      9,432,500
                                                               ------------
                                                                 22,741,562
                                                               ------------
                    Major Pharmaceuticals (22.1%)
300,000             American Home Products Corp. ...........     15,918,750
 50,000             Aventis (ADR) (France) .................      3,775,000
140,000             Johnson & Johnson ......................     13,028,750
125,000             Lilly (Eli) & Co. ......................     12,984,375
100,000             Merck & Co., Inc. ......................      7,168,750
 55,000             Novo Nordisk A/S (ADR) (Denmark) .......      5,286,875
678,058             Pfizer Inc. ............................     29,241,251
200,000             Pharmacia Corp. ........................     10,950,000
    750             Roche Holding AG (Switzerland) .........      7,039,808
 75,000             Sanofi-Synthelabo S.A. (France)* .......      3,998,142
 60,000             Schering AG (Germany) ..................      3,573,665
180,000             Schering-Plough Corp. ..................      7,773,750
                                                               ------------
                                                                120,739,116
                                                               ------------
                    Managed Health Care (1.7%)
 90,000             CIGNA Corp. ............................      8,988,750
                                                               ------------
                    Medical Equipment & Supplies (3.3%)
350,834             Medtronic, Inc. ........................     17,914,461
                                                               ------------
                    Medical Specialties (9.9%)
200,000             ALZA Corp. (Class A)* ..................     12,950,000
 60,000             Bard (C.R.), Inc. ......................      3,003,750
 75,000             Bausch & Lomb, Inc. ....................      4,664,062
 85,000             Baxter International, Inc. .............      6,608,750
 40,000             Biomet, Inc. ...........................      1,790,000
 20,000             Biosource International, Inc.* .........        375,000
 35,000             Discovery Partners International*      .        630,000
 40,000             INAMED Corp. ...........................      1,315,000
 17,500             Molecular Devices Corp.* ...............      1,373,750
 60,000             Nycomed Amersham PLC (ADR)
                    (United Kingdom)* ......................      2,842,500
 20,000             Oxford GlycoSciences PLC
                    (United Kingdom)* ......................        561,638
 90,000             Packard BioScience Co.* ................      1,833,750
115,000             Qiagen N.V. (Netherlands)* .............      5,721,250
 40,000             Staar Surgical Co.* ....................        562,500
230,000             Stryker Corp. ..........................      9,875,625
                                                               ------------
                                                                 54,107,575
                                                               ------------
                    Medical/Dental Distributors (2.9%)
 65,000             Andrx Corp.* ...........................      5,074,063
142,875             Cardinal Health, Inc. ..................     10,501,313
                                                               ------------
                                                                 15,575,376
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS July 31, 2000, continued


NUMBER OF
 SHARES                                                  VALUE
---------                                            ------------
             Military/Gov't/Technical (0.6%)
 55,000      PerkinElmer, Inc.* ..................   $  3,516,563
                                                     ------------
             Other Pharmaceuticals (12.4%)
170,000      Allergan, Inc. ......................     11,379,375
110,000      Aviron* .............................      3,162,500
 40,000      Cell Therapeutics, Inc.* ............      1,295,000
180,000      Forest Laboratories, Inc.* ..........     19,260,000
154,800      Serono SA (ADR) (Switzerland)* ......      4,179,600
 13,000      Serono SA (B Shares) (Switzerland) ..     13,750,973
122,133      Shire Pharmaceuticals Group PLC
             (ADR) (United Kingdom)* .............      6,686,782
135,000      Teva Pharmaceutical Industries
             Ltd. (ADR) (Israel) .................      8,201,250
                                                     ------------
                                                       67,915,480
                                                     ------------
             Package Goods/Cosmetics (0.0%)
    750      Givaudan (Registered Shares)
             (Switzerland)* ......................        218,423
                                                     ------------
             Precision Instruments (1.2%)
 55,000      Waters Corp.* .......................      6,524,375
                                                     ------------
             Services to the Health Industry (2.5%)
 30,000      CareInsite, Inc.* ...................        495,000
 70,000      Laboratory Corp. of America
             Holdings* ...........................      6,877,500
 35,259      MedQuist Inc.* ......................        758,069
 55,000      Quest Diagnostics Inc.* .............      5,551,563
                                                     ------------
                                                       13,682,132
                                                     ------------
             TOTAL COMMON STOCKS
             (Cost $336,945,114) .................    509,841,306
                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
----------                                    ------------
              SHORT-TERM INVESTMENT (a) (6.1%)
              U.S. GOVERNMENT AGENCY
$ 33,200      Federal Home Loan Banks
              6.43% due 08/01/00
              (Cost $33,200,000) ..........   $ 33,200,000
                                              ------------


TOTAL INVESTMENTS
(Cost $370,145,114) (b) .........       99.5%     543,041,306
OTHER ASSETS IN EXCESS OF
LIABILITIES .....................        0.5        2,627,515
                                       -----     ------------
NET ASSETS ......................      100.0%    $545,668,821
                                       =====     ============

--------------------------------
   ADR  American Depository Receipt.
    *   Non-income producing security.
   (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $177,225,293 and the aggregate gross unrealized depreciation is $4,329,101, resulting in net unrealized appreciation of $172,896,192.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2000

ASSETS:
Investments in securities, at value
   (cost $370,145,114) .............................    $543,041,306
Receivable for:
     Investments sold ..............................      17,610,925
     Shares of beneficial interest sold ............       2,844,618
     Foreign withholding taxes reclaimed ...........          69,113
     Dividends .....................................          52,850
Prepaid expenses and other assets ..................          36,307
                                                        ------------
    TOTAL ASSETS ...................................     563,655,119
                                                        ------------
LIABILITIES:
Payable for:
     Investments purchased .........................      12,909,588
     Shares of beneficial interest repurchased .....         702,352
     Investment management fee .....................         460,775
     Plan of distribution fee ......................         453,985
Payable to bank ....................................       3,344,433
Accrued expenses and other payables ................         115,165
                                                        ------------
    TOTAL LIABILITIES ..............................      17,986,298
                                                        ------------
    NET ASSETS .....................................    $545,668,821
                                                        ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ....................................    $325,001,673
Net unrealized appreciation ........................     172,892,461
Accumulated net investment loss ....................         (42,485)
Accumulated undistributed net realized gain ........      47,817,172
                                                        ------------
    NET ASSETS .....................................    $545,668,821
                                                        ============
CLASS A SHARES:
Net Assets .........................................      $8,996,129
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................         454,156
    NET ASSET VALUE PER SHARE ......................          $19.81
                                                              ======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset
     value) ........................................          $20.91
                                                              ======
CLASS B SHARES:
Net Assets .........................................    $519,364,651
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................      26,913,403
    NET ASSET VALUE PER SHARE ......................          $19.30
                                                              ======
CLASS C SHARES:
Net Assets .........................................     $14,048,369
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................         727,718
    NET ASSET VALUE PER SHARE ......................          $19.30
                                                              ======
CLASS D SHARES:
Net Assets .........................................      $3,259,672
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................         163,334
    NET ASSET VALUE PER SHARE ......................          $19.96
                                                              ======

STATEMENT OF OPERATIONS
For the year ended July 31, 2000

NET INVESTMENT LOSS:
INCOME
Dividends (net of $37,500 foreign withholding
   tax) ...........................................    $  1,590,798
Interest ..........................................         882,143
                                                       ------------
    TOTAL INCOME ..................................       2,472,941
                                                       ------------
EXPENSES
Investment management fee .........................       3,736,695
Plan of distribution fee (Class A shares) .........           8,684
Plan of distribution fee (Class B shares) .........       3,629,303
Plan of distribution fee (Class C shares) .........          57,864
Transfer agent fees and expenses ..................         500,488
Professional fees .................................          80,140
Shareholder reports and notices ...................          75,201
Registration fees .................................          44,688
Custodian fees ....................................          41,277
Trustees' fees and expenses .......................          17,874
Other .............................................           7,865
                                                       ------------
    TOTAL EXPENSES ................................       8,200,079
                                                       ------------
    NET INVESTMENT LOSS ...........................      (5,727,138)
                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
     Investments ..................................      56,291,332
     Foreign exchange transactions ................            (413)
                                                       ------------
    NET GAIN ......................................      56,290,919
                                                       ------------
Net change in unrealized appreciation/
   depreciation on:
     Investments ..................................     115,829,636
     Translation of forward foreign currency
        contracts, other assets and liabilities
        denominated in foreign currencies .........          (4,983)
                                                       ------------
    NET APPRECIATION ..............................     115,824,653
                                                       ------------
    NET GAIN ......................................     172,115,572
                                                       ------------
NET INCREASE ......................................    $166,388,434
                                                       ============



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                           FOR THE YEAR      FOR THE YEAR
                                                              ENDED              ENDED
                                                          JULY 31, 2000      JULY 31, 1999
                                                         ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................   $ (5,727,138)     $ (5,080,823)
Net realized gain ....................................     56,290,919        33,703,279
Net change in unrealized appreciation ................    115,824,653         1,025,853
                                                         ------------      ------------
   NET INCREASE ......................................    166,388,434        29,648,309
                                                         ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
GAIN:
Class A shares .......................................        (54,741)         (130,161)
Class B shares .......................................    (19,874,197)      (77,763,028)
Class C shares .......................................       (191,312)         (209,238)
Class D shares .......................................         (2,308)         (255,944)
                                                         ------------      ------------
   TOTAL DISTRIBUTIONS ...............................    (20,122,558)      (78,358,371)
                                                         ------------      ------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................    100,202,282        (9,495,367)
                                                         ------------      ------------
   NET INCREASE (DECREASE) ...........................    246,468,158       (58,205,429)
NET ASSETS:
Beginning of period ..................................    299,200,663       357,406,092
                                                         ------------      ------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $42,485 and $39,563, respectively).................   $545,668,821      $299,200,663
                                                         ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates.
The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature,

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets exceeding $500 million.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,852,998 at July 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $15, $369,360 and $7,252, respectively and received $81,320, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2000, aggregated $731,938,035 and $687,592,727, respectively.

For the year ended July 31, 2000, the Fund incurred brokerage commissions of $124,285 with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2000, the Fund's receivable for investments sold included unsettled trades with DWR of $4,719,418.

For the year ended July 31, 2000, the Fund incurred brokerage commissions of $41,878 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended July 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,190. At July 31, 2000, the Fund had an accrued pension liability of $42,072 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                  FOR THE YEAR                       FOR THE YEAR
                                                      ENDED                             ENDED
                                                  JULY 31, 2000                     JULY 31, 1999
                                        --------------------------------- ----------------------------------
                                             SHARES           AMOUNT            SHARES            AMOUNT
                                        --------------- -----------------  ---------------- -----------------
CLASS A SHARES
Sold ..................................       925,791    $   16,253,215           424,913    $    6,073,934
Reinvestment of distributions .........         3,935            53,281             9,853           130,161
Redeemed ..............................      (528,370)       (9,224,240)         (398,961)       (5,796,005)
                                             --------    --------------          --------    --------------
Net increase - Class A ................       401,356         7,082,256            35,805           408,090
                                             --------    --------------          --------    --------------
CLASS B SHARES
Sold ..................................    11,155,596       188,803,406         7,959,920       112,709,190
Reinvestment of distributions .........     1,400,805        18,574,673         5,515,305        72,029,887
Redeemed ..............................    (8,075,247)     (125,859,468)      (14,392,068)     (196,123,403)
                                           ----------    --------------       -----------    --------------
Net increase (decrease) - Class B .....     4,481,154        81,518,611          (916,843)      (11,384,326)
                                           ----------    --------------       -----------    --------------
CLASS C SHARES
Sold ..................................       887,143        14,828,695           137,139         1,870,790
Reinvestment of distributions .........        14,099           186,948            15,661           204,533
Redeemed ..............................      (292,070)       (4,731,358)          (66,135)         (874,166)
                                           ----------    --------------       -----------    --------------
Net increase - Class C ................       609,172        10,284,285            86,665         1,201,157
                                           ----------    --------------       -----------    --------------
CLASS D SHARES
Sold ..................................       777,294        12,305,118           469,661         6,297,099
Reinvestment of distributions .........           151             2,065               279             3,702
Redeemed ..............................      (724,491)      (10,990,053)         (440,582)       (6,021,089)
                                           ----------    --------------       -----------    --------------
Net increase - Class D ................        52,954         1,317,130            29,358           279,712
                                           ----------    --------------       -----------    --------------
Net increase (decrease) in Fund .......     5,544,636    $  100,202,282          (765,015)   $   (9,495,367)
                                           ==========    ==============       ===========    ==============

6. FEDERAL INCOME TAX STATUS


As of July 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated net investment loss was credited $5,724,216.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS July 31, 2000, continued

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At July 31, 2000, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                     FOR THE PERIOD
                                                            FOR THE YEAR ENDED JULY 31               JULY 28, 1997*
                                                 -------------------------------------------------       THROUGH
                                                        2000               1999            1998       JULY 31, 1997
                                                 ------------------ ------------------ ----------- ------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........      $ 13.39            $ 15.31        $ 15.10         $ 15.03
                                                      -------            -------        -------         -------
Income (loss) from investment operations:
 Net investment loss ...........................       (0.13)             (0.10)         (0.18)             -
 Net realized and unrealized gain ..............        7.51               1.59           1.55            0.07
                                                      -------            -------        -------         -------
Total income from investment operations ........        7.38               1.49           1.37            0.07
                                                      -------            -------        -------         -------
Less distributions from net realized gain ......       (0.96)             (3.41)         (1.16)             -
                                                      -------            -------        -------         -------
Net asset value, end of period .................      $ 19.81            $ 13.39        $ 15.31         $ 15.10
                                                      =======            =======        =======         =======
TOTAL RETURN+ ..................................        58.44 %            10.03 %         9.94 %          0.47 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................         1.45 %(3)          1.47 %(3)      1.51 %          1.57 %(2)
Net investment loss ............................        (0.79)%(3)         (0.74)%(3)     (1.06)%         (0.55)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ........       $8,996               $707           $260             $10
Portfolio turnover rate ........................          191 %              148 %          139 %            85 %

-------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS, continued



                                                         FOR THE YEAR ENDED JULY 31,
                                                     ----------------------------------
                                                          2000++             1999++
                                                     ----------------- ----------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............      $13.17             $15.22
                                                         ------             ------
Income (loss) from investment operations:
 Net investment loss ..............................       (0.24)             (0.21)
 Net realized and unrealized gain .................        7.33               1.57
                                                         ------             ------
Total income from investment operations ...........        7.09               1.36
                                                         ------             ------
Less distributions from net realized gain .........       (0.96)             (3.41)
                                                         ------             ------
Net asset value, end of period ....................      $19.30             $13.17
                                                         ======             ======
TOTAL RETURN+ .....................................       57.16 %             9.12 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................        2.20 %(1)          2.27 %(1)
Net investment loss ...............................       (1.54)%(1)         (1.54)%(1)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........    $519,365           $295,446
Portfolio turnover rate ...........................         191 %              148 %



                                                              FOR THE YEAR ENDED JULY 31,
                                                       -------------------------------------------
                                                         1998++           1997*            1996
                                                       ---------       ----------       ----------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............     $15.10           $14.97           $12.88
                                                        ------           ------           ------
Income (loss) from investment operations:
 Net investment loss ..............................      (0.31)           (0.31)           (0.26)
 Net realized and unrealized gain .................       1.59             1.39             3.44
                                                        ------           ------           ------
Total income from investment operations ...........       1.28             1.08             3.18
                                                        ------           ------           ------
Less distributions from net realized gain .........      (1.16)           (0.95)           (1.09)
                                                        ------           ------           ------
Net asset value, end of period ....................     $15.22           $15.10           $14.97
                                                        ======           ======           ======
TOTAL RETURN+ .....................................       9.33 %           7.55 %          24.84 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................       2.26 %           2.25 %           2.20 %
Net investment loss ...............................      (1.87)%          (2.08)%          (2.03)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........   $355,416         $422,667         $442,876
Portfolio turnover rate ...........................        139 %             85 %             63 %

--------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS, continued



                                                                                                        FOR THE PERIOD
                                                               FOR THE YEAR ENDED JULY 31               JULY 28, 1997*
                                                    -------------------------------------------------       THROUGH
                                                           2000               1999            1998       JULY 31, 1997
                                                    ------------------ ------------------ ----------- ------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............       $13.18             $15.23          $15.10          $15.03
                                                          ------             ------          ------          ------
Income (loss) from investment operations:
 Net investment loss ..............................        (0.25)             (0.21)          (0.29)             -
 Net realized and unrealized gain .................         7.33               1.57            1.58            0.07
                                                          ------             ------          ------          ------
Total income from investment operations ...........         7.08               1.36            1.29            0.07
                                                          ------             ------          ------          ------
Less distributions from net realized gain .........        (0.96)             (3.41)          (1.16)             -
                                                          ------             ------          ------          ------
Net asset value, end of period ....................       $19.30             $13.18          $15.23          $15.10
                                                          ======             ======          ======          ======
TOTAL RETURN+ .....................................        57.04 %             9.13 %          9.40 %          0.47 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................         2.20 %(3)          2.27 %(3)       2.27 %          2.31 %(2)
Net investment loss ...............................        (1.54)%(3)         (1.54)%(3)      (1.78)%         (1.28)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........      $14,048             $1,562            $485             $20
Portfolio turnover rate ...........................          191 %              148 %           139 %            85 %

--------------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS, continued



                                                                                                        FOR THE PERIOD
                                                               FOR THE YEAR ENDED JULY 31               JULY 28, 1997*
                                                    -------------------------------------------------       THROUGH
                                                           2000               1999            1998       JULY 31, 1997
                                                    ------------------ ------------------ ----------- ------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............       $13.46             $15.35          $15.10          $15.03
                                                          ------             ------          ------          ------
Income (loss) from investment operations:
 Net investment loss ..............................        (0.10)             (0.09)          (0.14)             -
 Net realized and unrealized gain .................         7.56               1.61            1.55            0.07
                                                          ------             ------          ------          ------
Total income from investment operations ...........         7.46               1.52            1.41            0.07
                                                          ------             ------          ------          ------
Less distributions from net realized gain .........        (0.96)             (3.41)          (1.16)             -
                                                          ------             ------          ------          ------
Net asset value, end of period ....................       $19.96             $13.46          $15.35          $15.10
                                                          ======             ======          ======          ======
TOTAL RETURN+ .....................................        58.74 %            10.22 %         10.22 %          0.47 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................         1.20 %(3)          1.27 %(3)       1.26 %          1.31 %(2)
Net investment loss ...............................        (0.54)%(3)         (0.54)%(3)      (0.79)%         (0.29)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $3,260             $1,485          $1,244             $10
Portfolio turnover rate ...........................          191 %              148 %           139 %            85 %

--------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
INDEPENDENT AUDITORS' REPORT




TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Health Sciences Trust (the "Fund"), including the portfolio of investments, as of July 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1999 and the financial highlights for each of the respective stated periods ended July 31, 1999 were audited by other auditors whose report, dated September 9, 1999, expressed an unqualified opinion on that statement and the financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Health Sciences Trust as of July 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
September 18, 2000

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS






On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manual H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Teresa McRoberts
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY DEAN WITTER
HEALTH SCIENCES TRUST



[GRAPHIC OMITTED]










ANNUAL REPORT
JULY 31, 2000